Investments (Tables)	6 Months Ended
Jun. 30, 2026
Interests In Other Entities [Abstract]
Disclosure of interests in joint arrangements

(in thousands of USD)	June 30, 2026	December 31, 2025
Assets
Interest in joint ventures	28,320	14,427
Interest in associates	36,072	7,095
TOTAL ASSETS	64,392	21,522

Disclosure of interests in associates

(in thousands of USD)	June 30, 2026	December 31, 2025
Carrying amount of interest at the beginning of the period	7,095	—
Business Combinations	—	6,322
Acquisitions	12,623	—
Group's share of profit (loss) for the period	16,354	773
Carrying amount of interest at the end of the period	36,072	7,095
The acquisitions of associates at June 30, 2026 are related to an additional stake of 5% in TFG Marine.
Disclosure of reconciliation of changes in interests in joint ventures	The following table contains a roll forward of the balance sheet amounts with respect to the Group’s joint ventures:

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Gross balance	16,311	16,683
Offset investment with shareholders loan	495	(495)
Balance at January 1, 2025	16,806	16,188

Reversal prior year offset investment with shareholders loan	(495)	495
Group's share of profit (loss) for the period	(1,655)	—

Dividends received from joint ventures	(4,525)	—
Movement shareholders loans to joint ventures	—	3,403
Business combinations	2,089	—
Transfer to assets held for sale	(1,232)	—
Translation differences	1,832	1,743

Gross balance	12,820	21,829
Offset investment with shareholders loan	1,606	(1,606)
Balance at December 31, 2025	14,426	20,223

Reversal prior year offset investment with shareholders loan	(1,606)	1,606
Group's share of profit (loss) for the period	5,141	—
Movement shareholders loans to joint ventures	—	1,609
Acquisitions	19,160	—
Translation differences	(392)	(934)
Exit from the consolidation scope	(9,783)	—

Gross balance	26,946	22,504
Offset investment with shareholders loan	1,374	(1,374)
Balance at June 30, 2026	28,320	21,130

The acquisitions of joint ventures at June 30, 2026 are related to the acquisition of 25% in Jiangsu Andefu
Ltd. (see Note 5).
The exit from the consolidation scope relates to the acquisition by H2Infra of the remaining 51% interest in
Cleanergy solutions Namibia (see Note 5 and 24).